Supplemental Cash Flow Information	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

NOTE 17.     Supplemental Cash Flow Information

The following table provides supplemental cash flow information (in thousands):

	Six Months Ended June 30,
	2026	2025
Supplemental cash flow information:
Interest paid	$777	$2,278
Income taxes paid (refunded), net	1,924	286
Supplemental schedule of non-cash investing and financing activities:
Accrued construction costs	$4,382	$7,065
Net noncash impact from the consolidation of properties previously held in an unconsolidated joint venture	312,826	—
Accrued offering costs	839	—

The following table summarizes cash, cash equivalents, and restricted cash (in thousands):

	Six Months Ended June 30,
	2026	2025
Beginning of period:
Cash and cash equivalents	$19,652	$18,777
Restricted cash	64,609	60,289
Cash, cash equivalents, and restricted cash	$84,261	$79,066
End of period:
Cash and cash equivalents	$1,557,655	$22,571
Restricted cash	88,887	66,414
Cash, cash equivalents, and restricted cash	$1,646,542	$88,985

Cash and Cash Equivalents

The Company maintains its cash and cash equivalents at financial institutions insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 per institution. As of June 30, 2026 and December 31, 2025, the account balances at certain institutions exceeded the FDIC insurance coverage.

NOTE 15.    Supplemental Cash Flow Information

The following table provides supplemental cash flow information (in thousands):

	Year Ended December 31,
	2025	2024
Supplemental cash flow information:
Interest paid	$4,543	$3,220
Income taxes paid (refunded), net	1,172	3,054
Supplemental schedule of non-cash investing and financing activities:
Accrued construction costs	6,039	5,961

The following table summarizes cash, cash equivalents, and restricted cash (in thousands):

	December 31,
	2025	2024
Beginning of period:
Cash and cash equivalents	$18,777	$26,504
Restricted cash	60,289	50,442
Cash, cash equivalents, and restricted cash	$79,066	$76,946
End of period:
Cash and cash equivalents	$19,652	$18,777
Restricted cash	64,609	60,289
Cash, cash equivalents, and restricted cash	$84,261	$79,066